UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03386)

Exact name of registrant as specified in charter:	Putnam Global Health Care Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam Global Health Care Fund
The fund's portfolio
11/30/10 (Unaudited)

COMMON STOCKS (95.4%)(a)
	Shares	Value

Biotechnology (24.3%)
Amgen, Inc. (NON)	284,200	$14,974,498
Amylin Pharmaceuticals, Inc. (NON)	478,000	6,125,570
Arqule, Inc. (NON) (S)	390,300	2,119,329
Auxilium Pharmaceuticals, Inc. (NON) (S)	800,800	15,159,144
AVEO Pharmaceuticals, Inc. (NON)	523,100	7,731,418
BioMarin Pharmaceuticals, Inc. (NON)	297,900	8,067,132
Celgene Corp. (NON)	582,300	34,576,974
Complete Genomics, Inc. (NON)	325,280	2,520,920
Dendreon Corp. (NON)	918,270	32,818,970
Dyax Corp. (NON)	992,844	2,243,827
Genzyme Corp. (NON)	992,324	70,673,315
Human Genome Sciences, Inc. (NON)	1,027,500	25,204,575
Idenix Pharmaceuticals, Inc. (NON) (S)	22,569	85,988
Ironwood Pharmaceuticals, Inc. (NON)	688,539	7,360,482
Momenta Pharmaceuticals, Inc. (NON) (S)	380,400	5,801,100
Onyx Pharmaceuticals, Inc. (NON)	85,800	2,526,810
United Therapeutics Corp. (NON)	352,200	22,163,946
WuXi PharmaTech (Cayman), Inc. ADR (China) (NON) (S)	103,500	1,733,625
		261,887,623

Chemicals (0.2%)
Codexis, Inc. (NON) (S)	270,822	2,551,143
		2,551,143

Food (0.6%)
Mead Johnson Nutrition Co. Class A	28,500	1,697,745
Synutra International, Inc. (NON) (S)	350,824	4,480,022
		6,177,767

Health-care services (13.3%)
Aetna, Inc.	877,400	25,988,588
AmerisourceBergen Corp.	431,900	13,324,115
Cardinal Health, Inc.	276,360	9,832,889
CIGNA Corp.	394,700	14,528,907
Coventry Health Care, Inc. (NON)	233,700	5,917,284
McKesson Corp.	169,500	10,831,050
Omnicare, Inc.	224,400	5,174,664
Quest Diagnostics, Inc.	262,800	12,961,296
Sinopharm Group Co. (China)	310,800	1,135,510
Suzuken Co., Ltd. (Japan)	302,800	8,853,124
UnitedHealth Group, Inc.	392,500	14,334,100
WellPoint, Inc. (NON)	359,300	20,027,382
		142,908,909

Medical technology (21.1%)
Baxter International, Inc.	847,100	41,126,705
Becton, Dickinson and Co.	105,700	8,237,201
Boston Scientific Corp. (NON)	549,900	3,530,358
China Kanghui Holdings, Inc. ADR (China) (NON) (S)	96,439	2,000,145
China Medical Technologies, Inc. ADR (China) (NON) (S)	893,300	10,210,419
Covidien PLC (Ireland)	796,800	33,521,376
CSL, Ltd. (Australia)	343,176	11,488,136
Edwards Lifesciences Corp. (NON)	80,370	5,333,353
Life Technologies Corp. (NON)	395,200	19,682,936
Medtronic, Inc.	1,281,100	42,955,283
Microport Scientific Corp. (China) (NON)	678,000	653,648
St. Jude Medical, Inc. (NON)	527,100	20,393,499
Synthes, Inc. (China)	195	23,868
Thermo Fisher Scientific, Inc. (NON)	124,500	6,332,070
West Pharmaceutical Services, Inc.	189,600	7,189,632
Zimmer Holdings, Inc. (NON)	311,600	15,349,416
		228,028,045

Miscellaneous (0.5%)
ShangPharma Corp. ADR (China) (NON)	435,284	5,406,227
		5,406,227

Pharmaceuticals (34.1%)
Abbott Laboratories	942,800	43,849,628
Actelion NV (Switzerland) (NON)	156,743	8,233,597
Astellas Pharma, Inc. (Japan)	322,500	11,569,521
Bayer AG (Germany)	99,969	7,276,279
Chelsea Therapeutics International, Ltd. (NON) (S)	542,574	2,946,177
Eli Lilly & Co.	170,100	5,725,566
GlaxoSmithKline PLC (United Kingdom)	1,218,432	22,994,312
Johnson & Johnson	612,600	37,705,530
Merck & Co., Inc.	1,067,300	36,789,831
Novartis AG (Switzerland)	626,234	33,238,934
Ono Pharmaceutical Co., Ltd. (Japan)	121,500	5,370,685
Pfizer, Inc.	4,985,001	81,205,666
Roche Holding AG (Switzerland)	38,484	5,285,916

Sanofi-Aventis (France)			351,455	21,296,740
Sihuan Pharmaceutical Holdings Group, Ltd. (China)
(NON)			1,928,000	1,489,714
Somaxon Pharmaceuticals, Inc. (NON) (S) (AFF)			1,961,700	5,276,973
Teva Pharmaceutical Industries, Ltd. ADR (Israel)			739,265	36,992,821
				367,247,890

Retail (1.3%)
CVS Caremark Corp.			470,700	14,591,700
				14,591,700

Total common stocks (cost $842,284,028)				$1,028,799,304

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Human Genome Sciences, Inc. (Put)	12/17/10	20	423,045	$257,338

Total purchased options outstanding (cost $1,335,130)				$257,338

SHORT-TERM INVESTMENTS (9.6%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.23% (d)			45,492,002	$45,492,002
Putnam Money Market Liquidity Fund 0.19% (e)			54,173,761	54,173,761
U.S. Treasury Bills for an effective yield 0.25%,
October 20, 2011 (SEGSF)			$1,604,000	1,601,108
U.S. Treasury Bills for an effective yield 0.31%,
March 10, 2011 (SEGSF)			801,000	800,624
U.S. Treasury Bills for effective yields from 0.18 to
0.23%, December 16, 2010 (SEGSF)			1,274,000	1,273,876

Total short-term investments (cost $103,340,350)				$103,341,371

TOTAL INVESTMENTS

Total investments (cost $946,959,508)(b)				$1,132,398,013

FORWARD CURRENCY CONTRACTS at 11/30/10 (aggregate face value $124,746,744) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	depreciation

Bank of America, N.A.
	Euro	Buy	12/15/10	$31,214,350	$33,273,997	$(2,059,647)

Citibank, N.A.
	British Pound	Buy	12/15/10	27,873,422	28,666,736	(793,314)
	Danish Krone	Buy	12/15/10	14,555,260	15,694,479	(1,139,219)

Credit Suisse AG
	Japanese Yen	Buy	12/15/10	18,312,545	18,978,004	(665,459)

HSBC Bank USA, National Association
	Australian Dollar	Buy	12/15/10	15,362,211	15,769,035	(406,824)

JPMorgan Chase Bank, N.A.
	Swiss Franc	Buy	12/15/10	12,058,380	12,364,493	(306,113)

Total						$(5,370,576)

WRITTEN OPTIONS OUTSTANDING at 11/30/10 (premiums received $846,090) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Human Genome Sciences, Inc. (Call)	$423,045	12/17/10 $30.00	$58,169

Total			$58,169

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through November 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,078,000,986.

(b) The aggregate identified cost on a tax basis is $951,441,370, resulting in gross unrealized appreciation and depreciation of $230,484,844 and $49,528,202, respectively, or net unrealized appreciation of $180,956,643.

(NON) Non-income-producing security.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

	Purchase	Sales	Dividend
Affiliates	cost	proceeds	income	Value

SOMAXON PHARMACEUTICALS INC	$13,620,769	$--	$--	$5,276,973

Totals	$13,620,769	$--	$--	$5,276,973

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $43,678,821. The fund received cash collateral of $45,492,002 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $21,708 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $69,030,048 and $56,145,069, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $18,001,950 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	79.2%
Switzerland	4.3
Israel	3.4
Ireland	3.0
Japan	2.3
United Kingdom	2.1
China	2.0
France	2.0
Australia	1.0
Germany	0.7

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 300,000 on purchased and written options contracts for the reporting period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $5,171,407 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $2,886,599.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$2,551,143	$--	$--

	Consumer staples	20,769,467	--	--

	Health care	959,512,129	40,560,338	--

	Miscellaneous	5,406,227	--	--

Total common stocks		988,238,966	40,560,338	--

Purchased options outstanding		--	257,338	--

Short-term investments		54,173,761	49,167,610	--

Totals by level		$1,042,412,727	$89,985,286	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(5,370,576)	$--

Written options	--	(58,169)	--

Totals by level	$--	$(5,428,745)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging	Market value	Market value
instruments under ASC 815

Foreign exchange contracts	$--	$5,370,576

Equity contracts	257,338	58,169

Total	$257,338	$5,428,745

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Health Care Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011